CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 8.1%
Interactive Media & Services - 3.9%
Alphabet Inc., Class A Shares	28,938	$3,001,739	*
Meta Platforms Inc., Class A Shares	35,103	7,439,730	*

Total Interactive Media & Services		10,441,469

Media - 4.2%
Charter Communications Inc., Class A Shares	14,561	5,207,159	*
Comcast Corp., Class A Shares	112,586	4,268,135
DISH Network Corp., Class A Shares	191,168	1,783,598	*

Total Media		11,258,892

TOTAL COMMUNICATION SERVICES		21,700,361

CONSUMER DISCRETIONARY - 1.6%
Specialty Retail - 1.6%
Home Depot Inc.	14,776	4,360,693

CONSUMER STAPLES - 3.2%
Beverages - 1.6%
PepsiCo Inc.	23,496	4,283,321

Personal Care Products - 1.6%
Haleon PLC, ADR	521,300	4,243,382

TOTAL CONSUMER STAPLES		8,526,703

ENERGY - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	45,749	7,464,407
ConocoPhillips	114,140	11,323,829
Enterprise Products Partners LP	285,494	7,394,295

TOTAL ENERGY		26,182,531

FINANCIALS - 21.7%
Banks - 8.1%
Bank of America Corp.	294,438	8,420,927
JPMorgan Chase & Co.	78,335	10,207,834
US Bancorp	90,270	3,254,233

Total Banks		21,882,994

Capital Markets - 2.1%
Bank of New York Mellon Corp.	76,282	3,466,254
Charles Schwab Corp.	42,619	2,232,383

Total Capital Markets		5,698,637

Consumer Finance - 3.2%
American Express Co.	51,759	8,537,647

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2023 Quarterly Report	1

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Financial Services - 3.5%
Berkshire Hathaway Inc., Class B Shares	15,279	$4,717,697	*
Visa Inc., Class A Shares	20,794	4,688,215

Total Financial Services		9,405,912

Insurance - 4.8%
Marsh & McLennan Cos. Inc.	25,601	4,263,847
Progressive Corp.	34,595	4,949,161
Travelers Cos. Inc.	22,310	3,824,157

Total Insurance		13,037,165

TOTAL FINANCIALS		58,562,355

HEALTH CARE - 12.7%
Biotechnology - 1.3%
Amgen Inc.	14,232	3,440,586

Health Care Equipment & Supplies - 2.0%
Becton Dickinson & Co.	21,632	5,354,785

Health Care Providers & Services - 6.2%
Elevance Health Inc.	13,919	6,400,095
McKesson Corp.	7,497	2,669,307
UnitedHealth Group Inc.	15,990	7,556,714

Total Health Care Providers & Services		16,626,116

Pharmaceuticals - 3.2%
Johnson & Johnson	33,110	5,132,050
Merck & Co. Inc.	33,325	3,545,447

Total Pharmaceuticals		8,677,497

TOTAL HEALTH CARE		34,098,984

INDUSTRIALS - 14.7%
Aerospace & Defense - 5.1%
Northrop Grumman Corp.	11,353	5,241,907
Raytheon Technologies Corp.	88,514	8,668,176

Total Aerospace & Defense		13,910,083

Air Freight & Logistics - 2.1%
United Parcel Service Inc., Class B Shares	28,686	5,564,797

Electrical Equipment - 1.4%
Vertiv Holdings Co.	270,225	3,866,920

Machinery - 6.1%
Deere & Co.	19,882	8,208,880
Illinois Tool Works Inc.	18,983	4,621,411
Otis Worldwide Corp.	41,974	3,542,606

Total Machinery		16,372,897

TOTAL INDUSTRIALS		39,714,697

See Notes to Schedule of Investments.

2	ClearBridge Variable Large Cap Value Portfolio 2023 Quarterly Report

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 5.5%
Cisco Systems Inc.	131,381	$6,867,942
Motorola Solutions Inc.	28,165	8,058,851

Total Communications Equipment		14,926,793

Electronic Equipment, Instruments & Components - 3.1%
TE Connectivity Ltd.	63,471	8,324,222

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	147,503	4,818,923
QUALCOMM Inc.	17,049	2,175,112

Total Semiconductors & Semiconductor Equipment		6,994,035

Software - 2.5%
Microsoft Corp.	10,506	3,028,880
Oracle Corp.	39,705	3,689,388

Total Software		6,718,268

TOTAL INFORMATION TECHNOLOGY		36,963,318

MATERIALS - 5.1%
Chemicals - 3.8%
Air Products & Chemicals Inc.	20,691	5,942,662
PPG Industries Inc.	31,770	4,243,837

Total Chemicals		10,186,499

Construction Materials - 1.3%
Martin Marietta Materials Inc.	9,889	3,511,188

TOTAL MATERIALS		13,697,687

REAL ESTATE - 1.6%
Specialized REITs - 1.6%
American Tower Corp.	21,288	4,349,990

UTILITIES - 6.5%
Electric Utilities - 2.0%
Edison International	76,685	5,413,194

Multi-Utilities - 4.5%
Sempra Energy	79,351	11,994,697

TOTAL UTILITIES		17,407,891

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $142,314,431)		265,565,210

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2023 Quarterly Report	3

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.436%	1,529,295	$1,529,295	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.617%	655,413	655,413	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,184,708)			2,184,708

TOTAL INVESTMENTS - 99.4% (Cost - $144,499,139)			267,749,918
Other Assets in Excess of Liabilities - 0.6%			1,683,784

TOTAL NET ASSETS - 100.0%			$269,433,702

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2023, the total market value of investments in Affiliated Companies was $655,413 and the cost was $655,413 (Note 2).

Abbreviation(s) used in this schedule:

ADR	- American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Large Cap Value Portfolio 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making

5

Notes to Schedule of Investments (unaudited) (continued)

fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

6

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$265,565,210	—	—	$265,565,210
Short-Term Investments†	2,184,708	—	—	2,184,708

Total Investments	$267,749,918	—	—	$267,749,918

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at
	December 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,185,513	$5,117,120	5,117,120	$5,647,220	5,647,220

7

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$19,553	—	$655,413

8